PAYROLL AND OTHER ACCRUED LIABILITIES (Tables)	12 Months Ended
Jul. 31, 2017
Payables and Accruals [Abstract]
Schedule of payroll and other accrued liabilities

Payroll and other accrued liabilities for the fiscal years ended July 31, 2017 and 2016 consist of the following:

	2017	2016
Payroll	$260,741	$231,701
Interest	17,161	23,889
Professional fees	145,000	160,000
Rents received in advance	708,747	465,290
Utilities	12,452	14,616
Brokers commissions	287,940	316,110
Construction costs	146,132	10,000
Other	937,443	1,023,161
Total	2,515,616	2,244,767
Less current portion	2,515,616	2,153,850
Long term portion	$—	$90,917